UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Floating Rate Income Strategies Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2010 (Unaudited)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
ARES CLO Funds, Series
2005-10A, Class B, 0.68%,
9/18/17 (a)(b)	USD	750	$ 615,000
Castle Garden Funding,
Series 2005-1A, Class B1,
1.05%, 10/27/20 (a)(b)		1,070	785,380
Flagship CLO, Series 2006-1A,
Class B, 0.64%, 9/20/19 (a)(b)		804	631,140
Goldentree Loan Opportunities III,
Ltd., Series 2007-3X, Class B,
0.94%, 5/01/22 (b)		815	623,475
LCM LP, Series 8A, Class C, 3.29%,
1/14/21 (a)(b)		1,750	1,654,625
Total Asset-Backed Securities – 1.6%			4,309,620
Common Stocks (c)		Shares
Building Products — 0.2%
Masonite Worldwide Holdings		11,335	419,395
Nortek, Inc.		1,540	63,140
			482,535
Chemicals — 0.0%
GEO Specialty Chemicals, Inc.		13,117	5,036
Wellman Holdings, Inc.		430	21
			5,057
Electrical Equipment — 0.0%
Medis Technologies Ltd.		71,654	1,433
Paper & Forest Products — 0.3%
Ainsworth Lumber Co. Ltd.		133,089	326,710
Ainsworth Lumber Co. Ltd. (a)		152,951	375,468
Western Forest Products, Inc.		84,448	41,955
			744,133
Software — 0.2%
HMH Holdings/EduMedia		94,685	473,427
Total Common Stocks – 0.7%			1,706,585
		Par
Corporate Bonds		(000)
Airlines — 0.2%
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16		570	620,031

	Par
Corporate Bonds	(000)	Value
Auto Components — 0.8%
Delphi International Holdings
Unsecured, 12.00%, 10/06/14 USD	32	$ 33,437
Icahn Enterprises LP:
7.75%, 1/15/16	215	213,925
8.00%, 1/15/18	2,000	1,985,000
		2,232,362
Building Products — 2.7%
CPG International I, Inc.:
7.50%, 7/01/12 (b)	3,500	3,478,125
10.50%, 7/01/13	2,300	2,337,375
Nortek, Inc., 11.00%, 12/01/13	1,547	1,628,053
		7,443,553
Chemicals — 0.8%
CF Industries, Inc., 6.88%,
5/01/18	905	993,237
GEO Specialty Chemicals, Inc. (a):
7.50%, 3/31/15 (d)(e)	857	557,042
10.00%, 3/31/15	844	548,704
Wellman Holdings, Inc.,
Subordinate Note (Third Lien),
5.00%, 1/29/19 (d)(e)	464	180,985
		2,279,968
Commercial Banks — 1.1%
CIT Group, Inc.:
7.00%, 5/01/16	240	235,800
7.00%, 5/01/17	2,750	2,681,250
		2,917,050
Commercial Services &
Supplies — 0.6%
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (a)	310	313,875
Clean Harbors, Inc., 7.63%,
8/15/16	720	759,600
The Geo Group, Inc., 7.75%,
10/15/17	550	583,000
		1,656,475
Consumer Finance — 0.5%
Credit Acceptance Corp., 9.13%,
2/01/17 (a)	360	376,200
Inmarsat Finance Plc, 7.38%,
12/01/17 (a)	915	960,750
		1,336,950
Containers & Packaging — 2.5%
Berry Plastics Corp., 8.25%,
11/15/15	1,600	1,664,000
Clondalkin Acquisition BV, 2.29%,
12/15/13 (a)(b)	4,000	3,690,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	MSCI	Morgan Stanley Capital International
FKA	Formerly Known As	USD	US Dollar

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Containers & Packaging (concluded)
OI European Group BV, 6.88%,
3/31/17	EUR	143	$ 189,797
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17		525	688,288
7.75%, 11/15/19		500	666,870
			6,898,955
Diversified Financial
Services — 1.2%
Ally Financial Inc., 2.50%,
12/01/14 (b)	USD	1,875	1,678,189
Axcan Intermediate Holdings, Inc.,
12.75%, 3/01/16		160	166,800
Reynolds Group DL Escrow, Inc.,
7.75%, 10/15/16 (a)		700	729,750
Reynolds Group Issuer, Inc.,
7.75%, 10/15/16 (a)	EUR	400	534,794
			3,109,533
Diversified Telecommunication
Services — 0.7%
ITC Deltacom, Inc., 10.50%,
4/01/16	USD	540	579,150
Qwest Communications
International, Inc., 8.00%,
10/01/15		600	637,500
Qwest Corp., 8.38%, 5/01/16		540	648,000
			1,864,650
Food & Staples Retailing — 0.2%
AmeriQual Group LLC, 9.50%,
4/01/12 (a)		250	245,000
Rite Aid Corp., 8.00%, 8/15/20 (a)		270	278,100
			523,100
Food Products — 0.5%
B&G Foods, Inc., 7.63%, 1/15/18		600	621,750
Smithfield Foods, Inc., 10.00%,
7/15/14 (a)		680	768,400
			1,390,150
Health Care Equipment &
Supplies — 0.5%
DJO Finance LLC, 10.88%,
11/15/14		1,245	1,357,050
Health Care Providers &
Services — 0.8%
American Renal Holdings, 8.38%,
5/15/18 (a)		145	150,075
HCA, Inc., 7.25%, 9/15/20		485	508,644
Tenet Healthcare Corp.:
9.00%, 5/01/15		175	187,687
8.88%, 7/01/19		1,360	1,448,400
			2,294,806
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (a)		1,860	2,166,900
Hotels, Restaurants &
Leisure — 0.4%
Dunkin Finance Corp., 9.63%,
12/01/18 (a)		20	20,125

		Par
Corporate Bonds		(000)	Value
Hotels, Restaurants & Leisure
(concluded)
Harrah's Operating Co., Inc.,
10.00%, 12/15/18	USD	45	$ 38,025
Little Traverse Bay Bands of
Odawa Indians, 9.00%,
2/15/14 (a)(c)(f)		513	423,225
MGM Resorts International,
10.38%, 5/15/14		490	543,900
			1,025,275
Household Durables — 0.5%
Beazer Homes USA, Inc., 12.00%,
10/15/17		1,200	1,374,000
Independent Power Producers &
Energy Traders — 2.1%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (a)		1,125	1,184,062
Energy Future Holdings Corp.,
10.00%, 1/15/20 (a)		1,000	1,023,154
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20		700	717,958
NRG Energy, Inc.:
7.25%, 2/01/14		1,760	1,795,200
7.38%, 2/01/16		970	974,850
			5,695,224
Industrial Conglomerates — 0.6%
Sequa Corp., 13.50%,
12/01/15 (a)(d)		1,557	1,689,710
Media — 2.3%
CSC Holdings, Inc.,
8.50%, 4/15/14		420	460,425
Checkout Holding Corp., 10.99%,
11/15/15 (a)(g)		870	526,350
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		401	425,060
Series B, 9.25%, 12/15/17		1,604	1,712,270
DISH DBS Corp., 7.00%, 10/01/13		925	985,125
UPC Germany GmbH, 8.13%,
12/01/17 (a)		2,000	2,080,000
			6,189,230
Metals & Mining — 0.6%
FMG Resources August 2006 Pty
Ltd., 7.00%, 11/01/15 (a)		840	850,500
Ryerson, Inc., 7.66%,
11/01/14 (b)		900	839,250
			1,689,750
Multiline Retail — 0.2%
Dollar General Corp., 11.88%,
7/15/17 (d)		445	516,200
Oil, Gas & Consumable
Fuels — 0.6%
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)		305	324,825
OPTI Canada, Inc., 9.00%,
12/15/12 (a)		1,260	1,253,700
			1,578,525

2 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Paper & Forest Products — 0.5%
Ainsworth Lumber Co. Ltd.,
11.00%, 7/29/15 (a)(d)	USD	1,235	$ 1,105,665
Verso Paper Holdings LLC, Series
B, 4.04%, 8/01/14 (b)		340	302,600
			1,408,265
Pharmaceuticals — 0.2%
Angiotech Pharmaceuticals, Inc.,
4.05%, 12/01/13 (b)		515	421,012
Valeant Pharmaceuticals
International (a):
6.75%, 10/01/17		95	93,813
7.00%, 10/01/20		120	117,000
			631,825
Professional Services — 0.1%
FTI Consulting, Inc., 6.75%,
10/01/20 (a)		170	171,700
Real Estate Investment Trusts
(REITs) — 0.1%
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22 (a)		140	139,650
Wireless Telecommunication
Services — 1.6%
Cricket Communications, Inc.,
7.75%, 5/15/16		1,700	1,738,250
Digicel Group Ltd., 9.13%,
1/15/15 (a)(d)		278	280,780
iPCS, Inc., 2.41%, 5/01/13 (b)		1,500	1,432,500
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		775	774,031
			4,225,561
Total Corporate Bonds – 23.7%			64,426,448
Floating Rate Loan Interests (b)
Aerospace & Defense — 2.2%
DynCorp International, Term Loan,
6.25%, 7/07/16		1,425	1,433,889
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked
Deposit, 0.19% - 0.43%,
3/26/14		93	78,952
Term Loan, 2.26% - 2.29%,
3/26/14		1,600	1,357,249
SI Organization, Inc., Term Loan B,
5.75%, 11/03/16		1,925	1,915,375
TASC, Inc.:
Tranche A Term Loan, 5.50%,
12/18/14		629	631,096
Tranche B Term Loan, 5.75%,
12/18/15		485	486,616
			5,903,177

		Par
Floating Rate Loan Interests (b)		(000)	Value
Airlines — 0.4%
Delta Air Lines, Inc., Credit-Linked
Deposit Loan, 0.11% - 2.29%,
4/30/12	USD	1,213	$ 1,182,188
Auto Components — 1.9%
Allison Transmission, Inc., Term
Loan, 3.01% - 3.05%, 8/07/14		1,993	1,923,128
Dana Holding Corp., Term
Advance, 4.51% - 4.54%,
1/30/15		725	724,880
Exide Global Holdings Netherlands
C.V., European Borrower, Term
Loan, 4.13%, 5/15/12	EUR	315	386,782
GPX International Tire Corp. (c)(f):
PIK Fee 12%, 4/11/12	USD	9	—
Tranche B Term Loan
8.37% - 10.25%, 3/30/12		549	—
Global Autocare, Term Loan B,
6.00%, 11/02/16		1,225	1,225,765
United Components, Inc., Term
Loan, 6.25%, 3/16/17		1,000	1,008,250
			5,268,805
Automobiles — 1.1%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.01% - 3.05%, 12/15/13		2,955	2,923,743
Tranche B-2 Term Loan,
3.01% - 3.05%, 12/15/13		91	89,939
			3,013,682
Biotechnology — 0.4%
Grifols SA, Term Loan B, 6.00%,
10/01/16		1,200	1,210,500
Building Products — 2.8%
Armstrong World Industries, Inc.,
Term Loan B, 3.78%, 5/17/16		1,075	1,081,719
Goodman Global, Inc., Term Loan
B, 5.75%, 10/13/16		4,750	4,781,350
Momentive Performance Materials
(Blitz 06-103 GmbH), Tranche
B-2 Term Loan, 3.10%,
12/04/13	EUR	653	800,315
PGT Industries, Inc., Tranche A-2
Term Loan, 7.25%, 2/14/12	USD	1,068	1,047,035
			7,710,419
Capital Markets — 1.0%
American Capital Ltd., Term
Loan B, 7.50%, 12/31/13		669	670,807
Nuveen Investments, Inc., Term
Loan (First Lien), 3.29% - 3.53%,
11/13/14		2,225	2,073,061
			2,743,868
Chemicals — 5.8%
Arizona Chemical, Term Loan B,
6.75%, 11/18/16		1,200	1,206,750
CF Industries, Inc., Term Loan B-1,
4.50%, 4/05/15		486	487,767
Chemtura Corp., Exit Term Loan,
5.50%, 8/16/16		1,400	1,408,166
Gentek Holding, LLC, Term Loan B,
6.75%, 9/30/15		2,000	2,025,000

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Chemicals (concluded)
Huish Detergents, Inc., Tranche B
Term Loan, 2.01%, 4/26/14	USD	709	$ 675,958
Lyondell Chemical Co., Exit Term
Loan, 4.25%, 4/08/16		589	589,133
MacDermid, Inc., Tranche C Term
Loan, 3.01%, 12/15/13	EUR	544	652,335
PQ Corp. (FKA Niagara Acquisition,
Inc.), Term Loan (First Lien),
3.51% - 3.54%, 7/30/14	USD	1,876	1,783,313
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		1,277	1,280,747
Solutia, Inc., Term Loan, 4.50%,
3/17/17		1,142	1,145,456
Styron Sarl, Term Loan, 7.50%,
6/17/16		1,580	1,599,750
Tronox Worldwide LLC, Exit Term
Loan, 7.00%, 12/24/15		2,775	2,786,572
			15,640,947
Commercial Banks — 1.0%
CIT Group, Inc., Tranche 3 Term
Loan, 6.25%, 1/20/12		2,675	2,715,906
Commercial Services &
Supplies — 5.5%
ARAMARK Corp.:
Letter of Credit - 1 Facility,
0.11%, 1/26/14		33	32,181
Letter of Credit - 2 Facility,
0.01%, 7/26/16		24	23,411
US Term Loan, 2.16%,
1/26/14		406	399,483
US Term Loan B, 3.54%,
7/26/16		358	355,976
AWAS Finance Luxembourg Sarl,
Term Loan B, 7.75%, 6/10/16		1,350	1,374,749
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan, 3.01%,
10/21/13		764	757,932
Advanced Disposal Services, Inc.,
Term Loan B, 6.00%, 1/14/15		1,092	1,097,209
Altegrity, Inc., Incremental Term
Loan, 7.75%, 2/21/15		1,746	1,749,989
Casella Waste Systems, Inc., Term
Loan B, 7.00%, 4/09/14		741	745,254
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		1,875	1,903,461
International Lease Finance Corp.,
Term Loan 1, 6.75%, 3/17/15		1,350	1,367,357
Diversey, Inc. (FKA Johnson
Diversey, Inc.), Tranche B Dollar
Term Loan, 5.50%, 11/24/15		846	850,698
Protection One, Inc., Term Loan,
6.00%, 6/04/16		1,454	1,446,263
Quad Graphics, Inc., Term Loan,
5.50%, 4/20/16		574	560,896
ServiceMaster Co., Letter of Credit,
2.76% - 2.81%, 7/24/14		13	11,885
Synagro Technologies, Inc., Term
Loan (First Lien), 2.26%,
4/02/14		1,552	1,367,652

		Par
Floating Rate Loan Interests (b)		(000)	Value
Commercial Services & Supplies
(concluded)
Volume Services America, Inc.
(Centerplate), Term Loan B,
10.75%, 8/24/16	USD	1,000	$ 997,500
			15,041,896
Communications
Equipment — 0.4%
Avaya, Inc., Term Loan B, 3.04%,
10/24/14		1,230	1,115,841
Construction & Engineering — 0.7%
Aquilex Holdings LLC, Term Loan,
5.50%, 4/01/16		199	197,259
Safway Services, LLC, First Out
Tranche Loan, 9.00%, 12/18/17		1,700	1,700,000
			1,897,259
Construction Materials — 0.3%
Fairmount Minerals Ltd., Term
Loan B, 6.25%, 8/05/16		875	886,302
Consumer Finance — 1.5%
AGFS Funding Co., Term Loan,
7.25%, 4/21/15		4,100	4,130,110
Containers & Packaging — 1.0%
Anchor Glass Container Corp.,
Term Loan (First Lien), 6.00%,
3/02/16		319	319,142
Berry Plastics Holding Corp., Term
Loan C, 2.38%, 4/03/15		705	661,292
Graham Packaging Co., LP:
Term Loan C, 6.75%, 4/05/14		627	631,482
Term Loan D, 6.00%, 9/16/16		1,100	1,108,938
			2,720,854
Diversified Consumer
Services — 3.0%
Coinmach Service Corp., Term
Loan, 3.28%, 11/14/14		2,681	2,337,565
Laureate Education, Series A New
Term Loan, 7.00%, 8/15/14		3,813	3,791,792
ServiceMaster Co.:
Closing Date Term Loan,
2.76% - 2.80%, 7/24/14		1,837	1,736,876
Delayed Draw Term Loan,
2.76%, 7/24/14		170	160,554
			8,026,787
Diversified Financial
Services — 2.2%
MSCI, Inc., Term Loan, 4.75%,
6/01/16		1,692	1,697,315
Reynolds Group Holdings, Inc.:
Incremental US Term Loan,
5.75%, 5/05/16		994	999,547
Term Loan D, 6.50%, 5/01/16		700	704,667
US Term Loan, 6.25%,
5/05/16		1,284	1,293,429
Whitelabel IV SA:
Term Loan B1, 6.75%,
8/11/17	EUR	339	440,195

4 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Diversified Financial Services (concluded)
Whitelabel IV SA (concluded):
Term Loan B2, 6.75%,
8/11/17	EUR	561	$ 728,465
			5,863,618
Diversified Telecommunication
Services — 2.1%
Hawaiian Telcom Communications,
Inc., Term Loan, 9.00%,
10/28/15	USD	700	703,938
Integra Telecom Holdings, Inc.,
Term Loan, 9.25%, 4/15/15		1,621	1,635,623
Level 3 Communications,
Incremental Term Loan, 2.54%,
3/13/14		3,625	3,366,070
			5,705,631
Electric Utilities — 0.9%
New Development Holdings LLC,
Term Loan, 7.00%, 7/03/17		2,993	2,328,905
Electrical Equipment — 0.5%
Baldor Electric Co., Term Loan,
5.25%, 1/31/14		1,230	1,233,593
Electronic Equipment, Instruments
& Components — 0.9%
CDW LLC (FKA CDW Corp.), Term
Loan, 4.25%, 10/10/14		1,407	1,354,480
Flextronics International Ltd.:
Closing Date Loan B, 2.50%,
10/01/12		1,053	1,042,030
Delayed Draw Term Loan,
2.50%, 10/01/14		39	38,445
Delayed Draw Term Loan,
2.50%, 10/01/14		46	44,853
			2,479,808
Energy Equipment &
Services — 0.7%
MEG Energy Corp., Tranche D Term
Loan:
6.00%, 4/03/16		746	746,746
6.00%, 4/03/16		1,089	1,089,302
			1,836,048
Food & Staples Retailing — 2.6%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.56%, 7/09/15	GBP	1,300	1,808,505
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50%, 2/11/16	USD	1,085	1,084,500
Pilot Travel Centers LLC, Initial
Tranche B Term Loan, 5.25%,
6/30/16		2,367	2,393,137
Rite Aid Corp., Term Loan B,
6.00%, 7/09/14		474	468,181
U.S. Foodservice, Inc., Term Loan
B, 2.75% - 2.76%, 7/03/14		1,300	1,177,042
			6,931,365
Food Products — 4.3%
Advance Pierre Foods, Term Loan
(Second Lien):
7.00%, 9/29/16		1,835	1,818,179

		Par
Floating Rate Loan Interests (b)		(000)	Value
Food Products (concluded)
Advance Pierre Foods, Term Loan
(Second Lien) (concluded):
11.25%, 9/29/17	USD	1,100	$ 1,108,250
CII Investment, LLC (FKA Cloverhill):
Delayed Draw Term Loan,
8.50%, 10/14/14		98	98,355
Term Loan A, 8.50%,
10/14/14		852	852,479
Term Loan B, 8.50%,
10/14/14		1,037	1,036,807
Dole Food Co., Inc., Tranche B-1
Term Loan, 5.00% - 5.50%,
3/02/17		494	495,967
Green Mountain Coffee, Inc., Term
Loan B, 6.00%, 11/09/16		1,000	1,005,625
Michael Foods Group, Inc. (FKA
M-Foods Holdings, Inc.), Term
Loan B, 6.25%, 6/29/16		998	1,006,540
Pilgrim's Pride Corp., Term Loan A,
5.29%, 12/01/12		1,215	1,178,550
Pinnacle Foods Finance LLC:
Term Loan B, 2.76%, 4/02/14		300	292,078
Tranche D Term Loan, 6.00%,
4/02/14		1,453	1,469,316
Solvest Ltd. (Dole), Tranche C-1
Term Loan, 5.00% - 5.50%,
3/02/17		1,230	1,233,625
			11,595,771
Health Care Equipment &
Supplies — 0.8%
Biomet, Inc., Dollar Term Loan,
3.25% - 3.29%, 3/25/15		365	361,004
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC), Term
Loan, 3.26%, 5/20/14		802	784,040
Fresenius SE:
Tranche C-1 Dollar Term Loan,
4.50%, 9/10/14		631	634,391
Tranche C-2 Term Loan,
4.50%, 9/10/14		336	338,025
			2,117,460
Health Care Providers &
Services — 5.8%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.55%, 7/25/14		169	165,473
Term Loan Facility, 2.55%,
7/25/14		3,278	3,244,148
DaVita, Inc., Term Loan B, 4.50%,
10/20/16		1,700	1,704,250
Gentiva Health Services, Inc., Term
Loan B, 6.75%, 8/12/16		475	478,167
HCA, Inc.:
Tranche A-1 Term Loan,
2.03%, 11/16/12		1,319	1,289,810

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Health Care Providers & Services
(concluded)
HCA, Inc. (concluded) :
Tranche B-1 Term Loan,
2.78%, 11/18/13	USD	636	$ 622,522
Tranche B-2 Term Loan,
3.78%, 3/31/17		1,166	1,150,019
Harden Healthcare, LLC.:
Add-on Term Loan, 7.75%,
3/02/15		1,268	1,242,150
Tranche A Term Loan, 8.50%,
2/22/15		769	753,887
inVentiv Health, Inc. (FKA Ventive
Health, Inc.), Term Loan B,
6.50%, 7/31/16		2,439	2,451,446
Renal Advantage Holdings, Inc.,
Tranche B Term Loan, 6.00%,
6/03/16		1,097	1,098,621
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		1,587	1,591,937
			15,792,430
Health Care Technology — 1.1%
IMS Health, Inc., Tranche B Dollar
Term Loan, 5.25%, 2/26/16		1,876	1,892,011
MedAssets, Inc., Term Loan B,
5.25%, 11/15/16		1,200	1,205,250
			3,097,261
Hotels, Restaurants &
Leisure — 8.4%
Blackstone UTP Capital LLC, Loan,
7.75%, 11/06/14		1,489	1,503,637
Dunkin' Finance Corp., Term Loan
B, 5.75%, 11/09/17		2,300	2,321,151
Gateway Casinos & Entertainment,
Ltd., 6.50% - 7.50%, Term Loan
B, 10/20/15	CAD	2,000	1,958,015
Harrah's Operating Co., Inc.:
Term Loan B-1, 3.29%,
1/28/15	USD	192	167,739
Term Loan B-3, 3.29%,
1/28/15		5,577	4,866,456
Penn National Gaming, Inc., Term
Loan B, 2.01% - 2.04%,
10/03/12		1,136	1,128,614
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16		2,332	2,344,989
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 6.00%, 6/30/16		1,790	1,797,524
Travelport LLC (FKA Travelport, Inc.):
Delayed Draw Term Loan,
2.96%, 8/23/13		398	385,173
Original Post-First Amendment
and Restatement Synthetic
Letter of Credit Loan, 2.79%,
8/23/13		223	215,566
Tranche B Dollar Term Loan,
2.96%, 8/23/13		720	696,027
Twin River, Senior Secured Term
Loan, 8.50%, 11/05/15		990	977,683

		Par
Floating Rate Loan Interests (b)		(000)	Value
Hotels, Restaurants & Leisure
(concluded)
Universal City Development
Partners Ltd., Term Loan, 5.50%,
11/16/14	USD	1,141	$ 1,149,914
VML US Finance LLC (FKA Venetian
Macau):
New Project Term Loan,
5.04%, 5/27/13		758	757,991
Term B Delayed Draw Project
Loan, 4.78%, 5/25/12		237	237,168
Term B Delayed Draw Project
Loan, 4.80%, 5/25/12		705	705,107
Term B Funded Project Loan,
4.78%, 5/27/13		411	410,599
Term B Funded Project Loan,
4.80%, 5/27/13		1,229	1,228,877
			22,852,230
Household Durables — 0.5%
Visant Corp. (FKA Jostens), Term
Loan B, 7.00%, 12/20/16		1,300	1,310,562
IT Services — 4.6%
Audio Visual Services Group, Inc.,
Tranche B Term Loan (First
Lien), 2.79%, 2/28/14		414	333,073
Ceridian Corp., US Term Loan,
3.25% - 3.27%, 11/09/14		1,247	1,174,145
EVERTEC, Inc., Term Loan B,
7.00%, 8/20/16		800	796,000
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.01%, 9/24/14		2,770	2,493,000
Initial Tranche B-2 Term Loan,
3.00%, 9/24/14		3,273	2,945,217
Initial Tranche B-3 Term Loan,
3.00%, 9/24/14		535	482,194
SunGard Data Systems, Inc. (Solar
Capital Corp.), Incremental Term
Loan, 6.75%, 2/28/14		1,585	1,587,093
TransUnion Corp., Term Loan B,
7.25% 6/15/17		2,743	2,771,242
			12,581,964
Independent Power Producers &
Energy Traders — 1.0%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.01%, 4/02/13		461	448,945
Tranche B Term Loan, 4.01%,
4/02/13		37	35,863
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-1 Term Loan,
3.75%, 10/10/14		1,526	1,178,378
Initial Tranche B-3 Term Loan,
3.75% - 3.79%, 10/10/14		1,412	1,086,560
			2,749,746
Industrial Conglomerates — 2.3%
Sequa Corp., Term Loan, 3.54% -
3.55%, 12/03/14		3,418	3,241,154

6 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Industrial Conglomerates (concluded)
Tomkins Plc, Term Loan B, 6.75%,
9/16/16	USD	3,000	$ 3,032,814
			6,273,968
Internet & Catalog Retail — 0.2%
FTD Group, Inc., Tranche B Term
Loan, 6.75%, 8/26/14		573	573,861
Marine — 0.2%
Horizon Lines, LLC:
Revolving Loan, 3.26% -
3.29%, 8/08/12		346	307,531
Term Loan, 3.54%, 8/08/12		282	269,014
			576,545
Media — 16.0%
Affinion Group, Inc., Tranche B
Term Loan, 5.00%, 10/09/16		1,493	1,481,929
Atlantic Broadband Finance, LLC,
Term Loan B, 5.00%, 11/12/15		1,000	1,003,750
Cengage Learning Acquisitions, Inc.
(Thomson Learning):
Term Loan, 2.54%, 7/03/14		3,000	2,764,875
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		773	774,859
Cequel Communications, LLC, New
Term Loan, 2.25%, 11/05/13		526	520,082
Charter Communications Operating,
LLC:
Term Loan B1, 7.25%,
3/06/14		900	933,491
Term Loan C, 3.54% - 3.79%,
9/06/16		3,731	3,649,169
Clarke American Corp., Term Loan
B, 2.76% - 2.79%, 6/30/14 (d)		1,241	1,101,154
FoxCo Acquisition Sub, LLC, Term
Loan, 7.50%, 7/14/15		784	772,710
Getty Images, Inc., Term Loan B,
5.25%, 10/29/16		2,150	2,166,663
HMH Publishing Co., Ltd., Tranche
A Term Loan, 5.79%,
6/12/14 (d)		1,495	1,381,135
Hanley-Wood, LLC, Term Loan,
2.56%, 3/10/14		1,459	644,768
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14		330	323,228
Tranche B-2-B Term Loan,
2.79%, 1/03/14		330	323,128
Tranche B-2-C Term Loan,
2.79%, 1/03/14		330	323,128
Intelsat Subsidiary Holding Co.
Ltd., Term Loan B, 2.79%,
7/03/13		1,669	1,637,453
Interactive Data Corp., Term Loan,
6.75%, 1/29/17		1,197	1,212,950
Knology, Inc., Term Loan B, 5.50%,
9/27/16		1,250	1,253,516
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG):
Facility B1, 3.52%, 6/30/15 EUR		337	351,616
Facility C1, 3.77%, 6/30/16		337	351,616

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
MCNA Cable Holdings LLC
(OneLink Communications),
Loan, 7.00%, 3/01/13 (d)	USD	1,383	$ 1,230,718
Mediacom Illinois, LLC (FKA Mediacom
Communications, LLC):
Tranche D Term Loan, 5.50%,
3/31/17		449	444,378
Tranche E Term Loan, 4.50%,
10/23/17		973	950,680
Newsday, LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		2,500	2,650,000
Nielsen Finance LLC:
Class A Dollar Term Loan,
2.25%, 8/09/13		56	55,011
Class B Dollar Term Loan,
4.00%, 5/01/16		2,092	2,070,469
Sinclair Television Group, Inc., New
Tranche B Term Loan, 5.50%,
10/29/15		1,023	1,035,511
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16 EUR		2,000	2,579,862
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.68%, 6/01/12	USD	952	921,094
TWCC Holdings Corp.,
Replacement Term Loans,
5.00%, 9/14/15		2,012	2,020,878
UPC Financing Partnership, Facility
U, 4.85%, 12/31/17	EUR	1,850	2,247,544
Univision Communications, Inc.,
Exit Term Loan, 4.51%, 3/31/17		1,385	1,289,961
Virgin Media Investment Holdings
Ltd., Facility B, 4.78%,
12/31/15	GBP	1,350	2,076,615
Yell Group Plc/Yell Finance (UK)
Ltd., Facility A3, 2.76%,
8/09/11	USD	844	818,438
			43,362,379
Multi-Utilities — 0.2%
FirstLight Power Resources, Inc. (FKA
NE Energy, Inc.):
Synthetic Letter of Credit,
0.16%, 11/01/13		8	7,889
Term B Advance (First Lien),
2.81%, 11/01/13		447	429,253
			437,142
Multiline Retail — 1.0%
Dollar General Corp., Tranche B-2
Term Loan, 3.01%, 7/07/14		616	612,759
Hema Holding BV:
Facility B, 2.85%, 7/06/15	EUR	406	504,534
Facility C, 3.60%, 7/05/16		406	504,533
The Neiman Marcus Group, Inc.,
Term Loan B, 4.29%, 4/06/16	USD	1,017	996,345
			2,618,171
Oil, Gas & Consumable
Fuels — 1.1%
Big West Oil, LLC, Term Loan,
12.00%, 7/23/15		495	504,069

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Oil, Gas & Consumable Fuels (concluded)
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/30/15	USD	2,468	$ 2,517,360
			3,021,429
Paper & Forest Products — 1.0%
Georgia-Pacific LLC, Term Loan B,
2.29%, 12/23/12		1,131	1,128,851
Verso Paper Finance Holdings LLC,
Loan, 6.54% - 7.29%,
2/01/13 (d)		2,156	1,724,909
			2,853,760
Personal Products — 0.5%
NBTY, Inc., Term Loan B, 6.25%,
9/20/17		1,300	1,314,616
Pharmaceuticals — 0.8%
Warner Chilcott Co., LLC, Term
Loan A, 6.00%, 10/30/14		714	713,517
Warner Chilcott Corp.:
Additional Term Loan, 6.25%,
4/30/15		426	428,468
Term Loan B-1, 6.25%,
4/30/15		203	204,528
Term Loan B-2, 6.25%,
4/30/15		339	340,510
Term Loan B-3, 6.50%,
2/20/16		367	370,008
Term Loan B-4, 6.50%,
2/20/16		118	119,164
			2,176,195
Professional Services — 1.4%
Booz Allen Hamilton, Inc., Tranche
C Term Loan, 6.00%, 7/31/15		2,233	2,238,150
Fifth Third Processing Solutions,
LLC, Term Loan B, 5.50%,
10/21/16		1,500	1,504,875
			3,743,025
Real Estate Investment Trusts
(REITs) — 0.1%
iStar Financial, Inc., Term Loan
(Second Lien), 1.77%, 6/28/11		225	215,312
Real Estate Management &
Development — 2.0%
Mattamy Funding Partnership,
Term Loan, 2.56%, 4/11/13		408	383,393
Realogy Corp.:
Delayed Draw Term Loan B,
3.25% - 3.29%, 10/10/13		2,407	2,210,123
Initial Term Loan B, 3.29%,
10/10/13		2,836	2,603,686
Synthetic Letter of Credit,
0.10% - 0.11%, 10/10/13		123	112,720
			5,309,922
Semiconductors & Semiconductor
Equipment — 0.6%
Freescale Semiconductor, Inc.,
Extended Maturity Term Loan,
4.50%, 12/01/16		568	534,076

		Par
Floating Rate Loan Interests (b)		(000)	Value
Semiconductors & Semiconductor
Equipment (concluded)
Microsemi Corp., Term Loan B,
5.44%, 10/25/17	USD	1,100	$ 1,109,166
			1,643,242
Software — 0.7%
Telcordia Technologies, Inc., Term
Loan, 6.75%, 4/30/16		1,294	1,300,372
Vertafore, Inc., Term Loan B,
6.75%, 7/28/16		668	669,495
			1,969,867
Specialty Retail — 2.8%
Burlington Coat Factory
Warehouse Corp., Term Loan,
2.51% - 2.52%, 5/28/13		493	479,066
Gymboree Corp., Term Loan B,
5.5%, 11/09/17		1,200	1,204,715
Matalan Finance Plc, Term Facility,
5.63%, 3/24/16	GBP	480	744,563
Michaels Stores, Inc.:
Term Loan B-1, 2.56% -
2.63%, 10/31/13	USD	845	814,246
Term Loan B-2, 4.81%,
7/31/16		534	529,116
Petco Animal Supplies, Inc., Term
Loan B, 6.00%, 8/18/17		2,300	2,304,025
Toys 'R' US, Inc., Term Loan B,
6.00%, 8/17/16		1,641	1,650,557
			7,726,288
Textiles, Apparel & Luxury
Goods — 0.5%
Philips Van Huesen Corp., US
Tranche B Term Loan, 4.75%,
5/06/16		1,322	1,336,164
Wireless Telecommunication
Services — 2.2%
Digicel International Finance Ltd.,
US Term Loan (Non-Rollover),
2.81%, 3/30/12		3,430	3,327,326
MetroPCS Wireless, Inc., Tranche
B-2 Term Loan, 3.81%,
11/03/16		989	986,850
Vodafone Americas Finance 2 Inc.,
Initial Loan, 6.88%, 7/30/15		1,750	1,776,250
			6,090,426
Total Floating Rate Loan
Interests – 99.0%			268,927,245
		Beneficial
		Interest
Other Interests (h)		(000)
Auto Components — 1.3%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests		—(i)	3,639,568

8 BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

(Percentages shown are based on Net Assets)

		Beneficial
		Interest
		(000)
Other Interests (h)			Value
Diversified Financial
Services — 0.3%
J.G. Wentworth LLC Preferred
Equity Interests (j)	USD	—(i)	$ 684,050
Total Other Interests – 1.6%			4,323,618
Warrants (k)		Shares
Software — 0.0%
HMH Holdings/EduMedia (Expires
3/09/17)		11,690	—
Total Warrants – 0.0%			—
Total Long-Term Investments
(Cost – $348,910,663) – 126.6%			343,693,516
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.18%, 12/31/99 (l)(m)		4,137,168	4,137,168
Total Short-Term Securities
(Cost – $4,137,168) – 1.5%			4,137,168
Options Purchased		Contracts
Over-the-Counter Call
Options — 0.0%
Marsico Parent Superholdco LLC,
Strike Price USD 942.86, Expires
12/01/19, Broker Goldman Sachs
Bank USA		20	—
Total Options Purchased
(Cost – $19,556) – 0.0%			—
Total Investments
(Cost – $353,067,386*) – 128.1%			347,830,684
Liabilities in Excess of Other Assets – (28.1)%			(76,197,733)
Net Assets – 100.0%			$ 271,632,951

* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 351,815,842
Gross unrealized appreciation	$ 9,828,807
Gross unrealized depreciation	(13,813,965)
Net unrealized depreciation	$ (3,985,158)

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date.
(c) Non-income producing security.

(d) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(e) Convertible security.

(f) Issuer filed for bankruptcy and/or is in default of interest payments.
(g) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(h) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(i) Amount is less than $1,000.
(j) The investment is held by a wholly owned taxable subsidiary of the Fund.
(k) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(l) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment

Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	788,199	3,348,969	4,137,168	$ 1,928

(m)Represents the current yield as of report date.

• For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-
classifications for reporting ease.

• Foreign currency exchange contracts as of November 30, 2010 were as follows:

					Unrealized
Currency		Currency	Counter- Settlement		Appreciation
Purchased		Sold	party	Date	(Depreciation)
			Citibank
CAD	1,980,000 USD	1,940,533	NA	12/02/10	$ (11,818)
			Citibank
USD	2,248,667 CAD	2,292,500	NA	1/19/11	17,762
			Citibank
GBP	28,000 USD	44,186	NA	1/19/11	(649)
			Citibank
USD	4,257,800 GBP	2,680,500	NA	1/19/11	89,838
			Citibank
EUR	665,000 USD	894,962	NA	1/28/11	(31,950)
			Citibank
USD	1,138,101 EUR	840,000	NA	1/28/11	47,980
			Deutsche
USD	14,539,901 EUR	10,619,500 Bank AG		1/28/11	758,305
Total					$ 869,468

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments (continued)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Fund's investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset-Backed
Securities	---	--	$ 4,309,620	$ 4,309,620
Common
Stocks	$ 852,633	$ 375,468	478,484	1,706,585
Corporate Bonds	—	63,106,280	1,320,168	64,426,448
Floating Rate
Loan Interests	—	213,233,566	55,693,679	268,927,245
Other Interests	—	3,639,568	684,050	4,323,618
Short-Term
Securities	4,137,168	—	—	4,137,168
Liabilities:
Unfunded Loan
Commitments	---	---	(10,419)	(10,419)
Total	$ 4,989,801	$ 280,354,882	$ 62,475,582	$ 347,820,265
Derivative Financial Instruments[1]

Valuation Inputs		Level 1	Level 2	Level 3 Total
Assets:
Foreign currency
exchange contracts		--- $ 913,885		--	$ 913,885
Liabilities:
Foreign currency
exchange contracts		--- (44,417)		--	(44,417)
Total		--- $ 869,468		--	$ 869,468

1 Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Schedule of Investments(concluded)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed			Floating Rate	Other
	Securities	Common Stocks	Corporate Bonds	Loan Interests	Interests
Assets/Liabilities:
Balance, as of
August 31, 2010	-	$ 472,121	$ 1,318,391	$ 39,854,006	$ 684,050
Accrued
discounts/premiums	-	-	15,610	106,909	-
Net realized gain (loss)	-	-	-	90,035	-
Net change in unrealized
appreciation/depreciation[2]	-	549,541	(13,833)	440,870	-
Purchases	-	-	-	272,007
Sales	-	(543,178)	-	(10,622,117)	-
Transfers in3	$ 4,309,620	-		25,551,969	-
Transfers out[3]	-	-	-	-	-
Balance, as of
November 30, 2010	$ 4,309,620	$ 478,484	$ 1,320,168	$ 55,693,679	$ 684,050

2The change in the unrealized appreciation/depreciation on the securities still held on November 30, 2010 was $ 1,023,344.
3The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

Unfunded
	Loan Commitments	Total
Assets/Liabilities:
Balance, as of
August 31, 2010	$ (69,105)	$ 42,259,463
Accrued
discounts/premiums	-	122,519
Net realized gain (loss)	-	90,035
Net change in unrealized
appreciation/depreciation[2]	58,686	1,035,264
Purchases	-	272,007
Sales	-	(11,165,295)
Transfers in3	-	29,861,589
Transfers out[3]	-	-
Balance, as of
November 30, 2010	$ (10,419)	$ 62,475,582

BLACKROCK FLOATING RATE INCOME STRATEGIES FUND, INC.

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: January 26, 2011